Employee Benefit Plans - Schedule of Fair Value Measurement Using Significant Unobservable Inputs (Level 3) (Details) - Defined benefit pension plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of period	$ 910	$ 806
Actual return on plan assets	153	82
Fair value of plan assets at end of period	999	910
Level 3 | Recurring Basis
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of period	4
Fair value of plan assets at end of period	4	4
Insurance annuity contracts | Level 3 | Recurring Basis
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of period	4	3
Actual return on plan assets	0	1
Settlements	0	0
Fair value of plan assets at end of period	$ 4	$ 4